SCHEDULE OF INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Beginning of financial year		$ 239,424	$ 272,970
Share of post-acquisition losses		(31,198)	(33,546)
Currency realignment		(13,153)
End of financial year	$ 147,861	$ 195,073	$ 239,424